Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Loans	$ 10,277	$ 10,558	$ 10,370
Loans held for sale	203	282	200
Investment securities	1,631	1,792	1,820
Other interest income	174	251	249
Total interest income	12,285	12,883	12,639
Interest Expense
Deposits	561	691	840
Short-term borrowings	353	442	531
Long-term debt	767	1,005	1,145
Total interest expense	1,681	2,138	2,516
Net interest income	10,604	10,745	10,123
Provision for credit losses	1,340	1,882	2,343
Net interest income after provision for credit losses	9,264	8,863	7,780
Noninterest Income
Credit and debit card revenue	965	892	1,073
Corporate payment products revenue	706	744	734
Merchant processing services	1,458	1,395	1,355
ATM processing services	327	346	452
Trust and investment management fees	1,139	1,055	1,000
Deposit service charges	670	653	659
Treasury management fees	538	541	551
Commercial products revenue	859	878	841
Mortgage banking revenue	1,356	1,937	986
Investment products fees	178	150	129
Securities gains (losses), net
Realized gains (losses), net	23	59	4
Total other-than-temporary impairment	(6)	(62)	(60)
Portion of other-than-temporary impairment recognized in other comprehensive income	(8)	(12)	25
Total securities gains (losses), net	9	(15)	(31)
Other	569	743	1,011
Total noninterest income	8,774	9,319	8,760
Noninterest Expense
Compensation	4,371	4,320	4,041
Employee benefits	1,140	945	845
Net occupancy and equipment	949	917	999
Professional services	381	530	383
Marketing and business development	357	388	369
Technology and communications	848	821	758
Postage, printing and supplies	310	304	303
Other intangibles	223	274	299
Other	1,695	1,957	1,914
Total noninterest expense	10,274	10,456	9,911
Income before income taxes	7,764	7,726	6,629
Applicable income taxes	2,032	2,236	1,841
Net income	5,732	5,490	4,788
Net (income) loss attributable to noncontrolling interests	104	157	84
Net income attributable to U.S. Bancorp	5,836	5,647	4,872
Net income applicable to U.S. Bancorp common shareholders	$ 5,552	$ 5,383	$ 4,721
Earnings per common share	$ 3.02	$ 2.85	$ 2.47
Diluted earnings per common share	$ 3.00	$ 2.84	$ 2.46
Dividends declared per common share	$ 0.885	$ 0.780	$ 0.500
Average common shares outstanding	1,839	1,887	1,914
Average diluted common shares outstanding	1,849	1,896	1,923